Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Schedule of Fair Values of Financial Assets and Financial Liabilities Together With Carrying Amounts Included in Statement of Financial Position

The fair values of financial assets and financial liabilities for which fair value disclosure is required, together with the carrying amounts included in the statement of financial position, are as follows:

		2019		2018
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
Financial liabilities
Royalty payment obligation	$3,148	$3,148	$3,077	$2,685
License acquisition payment obligations	1,302	1,302	2,726	2,492
Long-term debt	8,834	8,834	125,804	112,914

Schedule of Contractual Maturities of Financial Liabilities

The following table presents the contractual maturities of the financial liabilities as of December 31, 2019:

		Contractual Cash flows
	Carrying amount	Payable within 1 year	1 - 4 years	5 years	Later than 5 years	Total

Accounts payable and accrued liabilities 1)	$22,808	$22,808	$-	$-	$-	$22,808
Long-term portion of royalty payment obligations	105	-	78	26	254	358
Lease liabilities	38,237	8,901	23,630	6,723	37,658	76,912
Long-term portion of other employee benefit liabilities	180	-	180	-	-	180
Long-term debt 2)	8,834	1,176	3,025	10,314	-	14,515
	$70,164	$32,885	$26,913	$17,063	$37,912	$114,773

1) Short term portions of the royalty payment obligations and of other employee benefit liabilities are included in the account payable and accrued liabilities.

2) Under the terms of the Loan with the parent (note 16), the holder of Warrants #10 may decide to cancel a portion of the principal value of the loan as payment upon the exercise of these warrants. The maximum repayment due on the loan has been included in the above table.

Schedule of Net Exposure to Currency Risk through Assets and Liabilities

As at December 31, 2019 and 2018, the Company’s net exposure to currency risk through assets and liabilities denominated respectively in U.S. dollars and £ was as follows:

	2019		2018
	Amount	Equivalent in	Amount	Equivalent in
Exposure in US dollars	in U.S. dollar	full CDN dollar	in U.S, dollar	full CDN dollar
Cash and cash equivalents	26,032,017	33,883,273	2,600,253	3,544,145
Accounts receivable	159,604	207,741	2,718,508	3,705,326
Other long-term assets	45,428	59,129	51,127	69,686
Accounts payable and accrued liabilities	(7,209,564)	(9,383,969)	(9,006,635)	(12,276,044)
Lease liabilities	(22,426,384)	(29,140,152)	-	-
Other long-term liabilities	-	-	(3,126,476)	(4,261,387)
Finance lease obligations	-	-	(600,674)	(818,719)
Long-term debt	-	-	(81,601,614)	(111,223,000)
Net exposure	(3,398,899)	(4,373,978)	(88,965,511)	(121,259,993)

	2019		2018
	Amount	Equivalent in	Amount	Equivalent in
Exposure in pounds (£)	in £	full CDN dollar	in £	full CDN dollar
Cash and cash equivalents	279,840	480,233	729,732	1,266,596
Accounts receivable	713,078	1,223,713	6,837,168	11,867,272
Income tax receivable	5,369,467	9,214,542	-	-
Accounts payable and accrued liabilities	(971,763)	(1,667,642)	(1,535,107)	(2,664,485)
Lease liabilities	(350,783)	(601,979)	-	-
Net exposure	5,039,839	8,648,867	6,031,793	10,469,383